EXHIBIT 99.6

Client Name:	Flagstar Bank
Client Project Name:	FSMT 2017-1
Start - End Dates:	10/24/2016 - 1/28/2017
Deal Loan Count:	668

Waived Conditions Summary

 ©2017 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.